Variable Interest Entities - Summary of Sale and Leaseback Arrangement (Details) - Jun. 30, 2015 - ICBCL Agreement - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	Total
Golar Glacier
Variable Interest Entity [Line Items]
Sales value	$ 204.0
First repurchase option	173.8
Last repurchase option	142.7
Golar Kelvin
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Last repurchase option	142.7
Golar Snow
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Last repurchase option	142.7
Golar Ice
Variable Interest Entity [Line Items]
Sales value	204.0
First repurchase option	173.8
Last repurchase option	$ 142.7